Pay vs Performance Disclosure - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net income	€ 7,571.6	€ 7,839.0	€ 5,624.2